Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2026
Accrued Expenses And Other Current Liabilities
Accrued Expenses and Other Current Liabilities

3. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Accrued employee compensation and benefit	$7	$73
Accrued professional fees	331	259
Refunds payable	750	750
Other	459	682
Accrued expenses and other current liabilities	$1,547	$1,764